Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the "Fund")

Supplement dated November 4, 2015 to the

Prospectus, Summary Prospectus and Statement of Additional Information

dated April 30, 2015, as supplemented

Effective December 1, 2015, the Board of Trustees of Goldman Sachs Trust II approved a reduction to the management fee, as well as a management fee waiver, for the Fund. Accordingly, the Fund's Prospectus and Summary Prospectus will be revised as follows:

The following replaces the tables and accompanying footnotes under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Fees and Expenses of the Fund" in the Prospectus and under "Goldman Sachs Multi-Manager Alternatives Fund—Fees and Expenses of the Fund" in the Summary Prospectus:

	Class A		Class C	Institutional		Class IR		Class R
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None		1.00%	None		None		None

	Class A		Class C	Institutional		Class IR		Class R
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[2]	1.90%		1.90%	1.90%		1.90%		1.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%
Other Expenses[2,3]	0.92%		1.21%	0.76%		1.00%		0.86%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
Dividend and Interest Payments on Securities Sold Short	0.17%		0.19%	0.17%		0.19%		0.14%
Remainder of Other Expenses	0.75%		0.77%	0.59%		0.81%		0.72%
Acquired Fund Fees and Expenses[4,5]	0.07%		0.07%	0.07%		0.07%		0.07%
Total Annual Fund Operating Expenses[6]	3.14%		3.93%	2.73%		2.97%		3.33%
Fee Waiver and Expense Limitation[6,7]	(0.46)%		(0.46)%	(0.45)%		(0.52)%		(0.45)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[7]	2.68%		3.47%	2.28%		2.45%		2.88%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Fund's "Management Fees" and "Other Expenses" have been restated to reflect current fees.
[3]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[4]	Based on estimated amounts for the current fiscal year.
[5]	"Acquired Fund Fees and Expenses" reflect the expenses (including the management fee) borne by the Fund as the sole shareholder of the Subsidiary (as defined below) in which the Fund invests.
[6]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[7]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management rate of 1.83% as an annual percentage of average daily net assets of the Fund; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary at an annual rate of 0.42% of the Subsidiary's average daily net assets; (iii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.114% of the Fund's average daily net assets and (iv) limit total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) of Class A, Class C, Institutional, Class IR, and Class R to 2.38%, 3.13%, 1.98%, 2.13% and 2.63%, respectively. The management fee waiver arrangement with respect to the fee paid by the Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. The arrangements will remain in effect through at least February 28, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces the table under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Expense Example" in the Prospectus and "Goldman Sachs Multi-Manager Alternatives Fund—Expense Example" in the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$806	$1,425	$2,067	$3,780
Class C Shares
– Assuming complete redemption at end of period	$450	$1,157	$1,981	$4,121
– Assuming no redemption at end of period	$350	$1,157	$1,981	$4,121
Institutional Shares	$231	$804	$1,404	$3,026
Class IR Shares	$248	$870	$1,517	$3,254
Class R Shares	$291	$982	$1,696	$3,589

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the "Fund")

Supplement dated November 4, 2015 to the

Prospectus, Summary Prospectus and Statement of Additional Information

dated April 30, 2015, as supplemented

Effective December 1, 2015, the Board of Trustees of Goldman Sachs Trust II approved a reduction to the management fee, as well as a management fee waiver, for the Fund. Accordingly, the Fund's Prospectus and Summary Prospectus will be revised as follows:

The following replaces the tables and accompanying footnotes under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Fees and Expenses of the Fund" in the Prospectus and under "Goldman Sachs Multi-Manager Alternatives Fund—Fees and Expenses of the Fund" in the Summary Prospectus:

	Class A		Class C	Institutional		Class IR		Class R
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None		1.00%	None		None		None

	Class A		Class C	Institutional		Class IR		Class R
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[2]	1.90%		1.90%	1.90%		1.90%		1.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%
Other Expenses[2,3]	0.92%		1.21%	0.76%		1.00%		0.86%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
Dividend and Interest Payments on Securities Sold Short	0.17%		0.19%	0.17%		0.19%		0.14%
Remainder of Other Expenses	0.75%		0.77%	0.59%		0.81%		0.72%
Acquired Fund Fees and Expenses[4,5]	0.07%		0.07%	0.07%		0.07%		0.07%
Total Annual Fund Operating Expenses[6]	3.14%		3.93%	2.73%		2.97%		3.33%
Fee Waiver and Expense Limitation[6,7]	(0.46)%		(0.46)%	(0.45)%		(0.52)%		(0.45)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[7]	2.68%		3.47%	2.28%		2.45%		2.88%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Fund's "Management Fees" and "Other Expenses" have been restated to reflect current fees.
[3]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[4]	Based on estimated amounts for the current fiscal year.
[5]	"Acquired Fund Fees and Expenses" reflect the expenses (including the management fee) borne by the Fund as the sole shareholder of the Subsidiary (as defined below) in which the Fund invests.
[6]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[7]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management rate of 1.83% as an annual percentage of average daily net assets of the Fund; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary at an annual rate of 0.42% of the Subsidiary's average daily net assets; (iii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.114% of the Fund's average daily net assets and (iv) limit total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) of Class A, Class C, Institutional, Class IR, and Class R to 2.38%, 3.13%, 1.98%, 2.13% and 2.63%, respectively. The management fee waiver arrangement with respect to the fee paid by the Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. The arrangements will remain in effect through at least February 28, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces the table under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Expense Example" in the Prospectus and "Goldman Sachs Multi-Manager Alternatives Fund—Expense Example" in the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$806	$1,425	$2,067	$3,780
Class C Shares
– Assuming complete redemption at end of period	$450	$1,157	$1,981	$4,121
– Assuming no redemption at end of period	$350	$1,157	$1,981	$4,121
Institutional Shares	$231	$804	$1,404	$3,026
Class IR Shares	$248	$870	$1,517	$3,254
Class R Shares	$291	$982	$1,696	$3,589

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management Fees” and “Other Expenses” have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption at end of period
GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividend and Interest Payments on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.17%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.92%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.14%	[6]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[6],[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.68%	[7]
1 Year	rr_ExpenseExampleYear01	$ 806
3 Years	rr_ExpenseExampleYear03	1,425
5 Years	rr_ExpenseExampleYear05	2,067
10 Years	rr_ExpenseExampleYear10	$ 3,780
GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Dividend and Interest Payments on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.19%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.77%
Other Expenses	rr_OtherExpensesOverAssets	1.21%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.93%	[6]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[6],[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	3.47%	[7]
1 Year	rr_ExpenseExampleYear01	$ 450
3 Years	rr_ExpenseExampleYear03	1,157
5 Years	rr_ExpenseExampleYear05	1,981
10 Years	rr_ExpenseExampleYear10	4,121
1 Year	rr_ExpenseExampleNoRedemptionYear01	350
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,157
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,981
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,121
GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividend and Interest Payments on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.17%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.59%
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%	[6]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[6],[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.28%	[7]
1 Year	rr_ExpenseExampleYear01	$ 231
3 Years	rr_ExpenseExampleYear03	804
5 Years	rr_ExpenseExampleYear05	1,404
10 Years	rr_ExpenseExampleYear10	$ 3,026
GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND | Class IR
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividend and Interest Payments on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.19%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.81%
Other Expenses	rr_OtherExpensesOverAssets	1.00%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.97%	[6]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[6],[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.45%	[7]
1 Year	rr_ExpenseExampleYear01	$ 248
3 Years	rr_ExpenseExampleYear03	870
5 Years	rr_ExpenseExampleYear05	1,517
10 Years	rr_ExpenseExampleYear10	$ 3,254
GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividend and Interest Payments on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.14%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.72%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.33%	[6]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[6],[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.88%	[7]
1 Year	rr_ExpenseExampleYear01	$ 291
3 Years	rr_ExpenseExampleYear03	982
5 Years	rr_ExpenseExampleYear05	1,696
10 Years	rr_ExpenseExampleYear10	$ 3,589

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Fund's "Management Fees" and "Other Expenses" have been restated to reflect current fees.
[3]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[4]	"Acquired Fund Fees and Expenses" reflect the expenses (including the management fee) borne by the Fund as the sole shareholder of the Subsidiary (as defined below) in which the Fund invests.
[5]	Based on estimated amounts for the current fiscal year.
[6]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[7]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management rate of 1.83% as an annual percentage of average daily net assets of the Fund; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary at an annual rate of 0.42% of the Subsidiary's average daily net assets; (iii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.114% of the Fund's average daily net assets and (iv) limit total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) of Class A, Class C, Institutional, Class IR, and Class R to 2.38%, 3.13%, 1.98%, 2.13% and 2.63%, respectively. The management fee waiver arrangement with respect to the fee paid by the Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. The arrangements will remain in effect through at least February 28, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.